Stockholders Equity - Schedule of Reserved Shares of Common Stock for Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2020
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	1,037,768	798,136	646,515
2020 Employee Stock Purchase Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	68,924	20,872		26,580
Option To Purchase Common Stock
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	264,001	453,902	344,469
Unvested Restricted Stock
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	48,700	141,516	97,352
Stock Available For Grant | 2020 Stock Option and Grant Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	656,143	181,846	184,942
Stock Available For Issuance | 2020 Employee Stock Purchase Plan
Class Of Stock [Line Items]
Reserved shares of common stock for issuance	68,924	20,872	19,752